Financial Instrument Risks and Risk Management - Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CAD
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (44,495)	$ 90,356
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 3,248
CAD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	168
CAD | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	38,043	11,731
CAD | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	36,983	783
CAD | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure		0
CAD | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	10,730	8,434
CAD | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	6,142	92,666
CAD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	81	89
CAD | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	6,921	0
CAD | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	6,657	1,849
BRL
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (29,307)	(65,999)
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 2,139
BRL | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	1,931	4,420
BRL | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	61,877	69,909
BRL | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	7,075	14,713
BRL | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure		0
BRL | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	33,228	14,903
BRL | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
BRL | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
BRL | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	4,737	5,212
BRL | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	3,611	2,928
MXN
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (31,164)	(38,067)
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 2,275
MXN | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	32,922	38,291
MXN | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	57
MXN | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure		0
MXN | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	1,758	281
MXN | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD
Disclosure of financial liabilities [line items]
Currency risk exposure	0	(28,376)
USD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	6,101
USD | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	11,113
USD | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure		31,070
USD | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	0	14,494
USD | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	0	1,745
USD | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	$ 0	$ 3,669